Restructuring Costs (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) employee	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) employee
Restructuring Costs
Number of employees severed | employee		20		20
Restructuring costs	$ 45,293	$ 771,942	$ 699,473	$ 771,942
Restructuring accruals				$ 0